Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitment for minimum lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, 2023 as follow:

Twelve months ending December 31,	Minimum lease payment
2024	348,323
2025	113,129
2026-2027	-
Total future lease payment	461,452
Amount representing interest	(5,761)
Present value of operating lease liabilities	455,691
Less: current portion	(342,983)
Long-term portion	112,708

Schedule of other supplemental information

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2023:

Weighted average discount rate	2.15%
Weighted average remaining lease term (years)	2.0 years